Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables, allowance for doubtful accounts	$ 0	$ 0
Property and equipment, accumulated dereciation	1,491	2,002
Intangible assets, accumulated amortization	$ 0	$ 418
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	55,007,761	25,244,485
Common stock, shares outstanding (in shares)	55,007,761	25,244,485
Affiliated Entity [Member]
Long term convertible debt discount	$ 0	$ 0